Fair Value Measurements (Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Contingent consideration to be paid in cash for the acquisitions	$ 0	$ 0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Contingent consideration to be paid in cash for the acquisitions	3,000	3,667
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Contingent consideration to be paid in cash for the acquisitions	(3,000)	(3,667)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Contingent consideration to be paid in cash for the acquisitions	$ 0	$ 0